Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	December 31, 2021	December 31, 2020
Accrued SPAC transaction costs	$—	$1,521
Accrued professional services	1,645	—
Accrued interest	841	246
Accrued payroll and benefits	1,014	207
Other accrued expense	368	194
Warranty liability	994	455
Customer deposits	85	267
Deferred revenue	62	—
Current portion of finance lease obligation	36	54
Total accrued expenses and other current liabilities	$5,045	$2,944

Schedule of changes in warrant liability

As of January 1, 2020	$137
Charge for the period	544
Utilized during the period	(226)
As of December 31, 2020	$455
Charge for the period	1,165
Utilized during the period	(626)
As of December 31, 2021	$994